Distribution Date:	11/17/23	Morgan Stanley Capital I Trust 2016-UBS12
Determination Date:	11/13/23
Next Distribution Date:	12/15/23
Record Date:	10/31/23	Commercial Mortgage Pass-Through Certificates
Series 2016-UBS12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61691EAW5	1.779000%	38,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691EAX3	2.932000%	54,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61691EAY1	3.436000%	56,000,000.00	38,014,127.09	780,012.84	108,847.12	0.00	0.00	888,859.96	37,234,114.25	34.75%	30.00%
A-3	61691EAZ8	3.337000%	190,000,000.00	186,864,945.35	0.00	519,640.27	0.00	0.00	519,640.27	186,864,945.35	34.75%	30.00%
A-4	61691EBA2	3.596000%	237,609,000.00	237,609,000.00	0.00	712,034.97	0.00	0.00	712,034.97	237,609,000.00	34.75%	30.00%
A-S	61691EBD6	3.778000%	50,497,000.00	50,497,000.00	0.00	158,981.39	0.00	0.00	158,981.39	50,497,000.00	27.62%	23.88%
B	61691EBE4	4.030000%	40,191,000.00	40,191,000.00	0.00	134,974.77	0.00	0.00	134,974.77	40,191,000.00	21.94%	19.00%
C	61691EBF1	4.264555%	42,253,000.00	42,253,000.00	0.00	150,158.53	0.00	0.00	150,158.53	42,253,000.00	15.97%	13.88%
D	61691EAJ4	3.312000%	49,466,000.00	49,466,000.00	0.00	136,526.16	0.00	0.00	136,526.16	49,466,000.00	8.98%	7.88%
E	61691EAL9	3.312000%	23,703,000.00	23,703,000.00	0.00	65,420.28	0.00	0.00	65,420.28	23,703,000.00	5.63%	5.00%
F	61691EAN5	3.312000%	10,306,000.00	10,306,000.00	0.00	28,444.56	0.00	0.00	28,444.56	10,306,000.00	4.17%	3.75%
G*	61691EAQ8	3.312000%	30,916,736.00	29,520,715.41	0.00	52,704.18	0.00	0.00	52,704.18	29,520,715.41	0.00%	0.00%
V	61691EAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61691EAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			824,441,736.00	708,424,787.85	780,012.84	2,067,732.23	0.00	0.00	2,847,745.07	707,644,775.01

X-A	61691EBB0	0.786353%	577,109,000.00	462,488,072.44	0.00	303,065.77	0.00	0.00	303,065.77	461,708,059.60
X-B	61691EBC8	0.255727%	132,941,000.00	132,941,000.00	0.00	28,330.46	0.00	0.00	28,330.46	132,941,000.00
X-D	61691EAA3	0.952555%	49,466,000.00	49,466,000.00	0.00	39,265.90	0.00	0.00	39,265.90	49,466,000.00
X-E	61691EAC9	0.952555%	23,703,000.00	23,703,000.00	0.00	18,815.34	0.00	0.00	18,815.34	23,703,000.00
X-F	61691EAE5	0.952555%	10,306,000.00	10,306,000.00	0.00	8,180.86	0.00	0.00	8,180.86	10,306,000.00
X-G	61691EAG0	0.952555%	30,916,736.00	29,520,715.41	0.00	23,433.42	0.00	0.00	23,433.42	29,520,715.41
Notional SubTotal			824,441,736.00	708,424,787.85	0.00	421,091.75	0.00	0.00	421,091.75	707,644,775.01

Deal Distribution Total					780,012.84	2,488,823.98	0.00	0.00	3,268,836.82

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691EAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691EAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61691EAY1	678.82369804	13.92880071	1.94369857	0.00000000	0.00000000	0.00000000	0.00000000	15.87249929	664.89489732
A-3	61691EAZ8	983.49971237	0.00000000	2.73494879	0.00000000	0.00000000	0.00000000	0.00000000	2.73494879	983.49971237
A-4	61691EBA2	1,000.00000000	0.00000000	2.99666667	0.00000000	0.00000000	0.00000000	0.00000000	2.99666667	1,000.00000000
A-S	61691EBD6	1,000.00000000	0.00000000	3.14833337	0.00000000	0.00000000	0.00000000	0.00000000	3.14833337	1,000.00000000
B	61691EBE4	1,000.00000000	0.00000000	3.35833321	0.00000000	0.00000000	0.00000000	0.00000000	3.35833321	1,000.00000000
C	61691EBF1	1,000.00000000	0.00000000	3.55379571	0.00000000	0.00000000	0.00000000	0.00000000	3.55379571	1,000.00000000
D	61691EAJ4	1,000.00000000	0.00000000	2.76000000	0.00000000	0.00000000	0.00000000	0.00000000	2.76000000	1,000.00000000
E	61691EAL9	1,000.00000000	0.00000000	2.76000000	0.00000000	0.00000000	0.00000000	0.00000000	2.76000000	1,000.00000000
F	61691EAN5	1,000.00000000	0.00000000	2.76000000	0.00000000	0.00000000	0.00000000	0.00000000	2.76000000	1,000.00000000
G	61691EAQ8	954.84579646	0.00000000	1.70471359	0.93066066	23.28231609	0.00000000	0.00000000	1.70471359	954.84579646
V	61691EAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61691EAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691EBB0	801.38773168	0.00000000	0.52514476	0.00000000	0.00000000	0.00000000	0.00000000	0.52514476	800.03614499
X-B	61691EBC8	1,000.00000000	0.00000000	0.21310551	0.00000000	0.00000000	0.00000000	0.00000000	0.21310551	1,000.00000000
X-D	61691EAA3	1,000.00000000	0.00000000	0.79379574	0.00000000	0.00000000	0.00000000	0.00000000	0.79379574	1,000.00000000
X-E	61691EAC9	1,000.00000000	0.00000000	0.79379572	0.00000000	0.00000000	0.00000000	0.00000000	0.79379572	1,000.00000000
X-F	61691EAE5	1,000.00000000	0.00000000	0.79379585	0.00000000	0.00000000	0.00000000	0.00000000	0.79379585	1,000.00000000
X-G	61691EAG0	954.84579646	0.00000000	0.75795259	0.00000000	0.00000000	0.00000000	0.00000000	0.75795259	954.84579646

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	10/01/23 - 10/30/23	30	0.00	108,847.12	0.00	108,847.12	0.00	0.00	0.00	108,847.12	0.00
A-3	10/01/23 - 10/30/23	30	0.00	519,640.27	0.00	519,640.27	0.00	0.00	0.00	519,640.27	0.00
A-4	10/01/23 - 10/30/23	30	0.00	712,034.97	0.00	712,034.97	0.00	0.00	0.00	712,034.97	0.00
X-A	10/01/23 - 10/30/23	30	0.00	303,065.77	0.00	303,065.77	0.00	0.00	0.00	303,065.77	0.00
X-B	10/01/23 - 10/30/23	30	0.00	28,330.46	0.00	28,330.46	0.00	0.00	0.00	28,330.46	0.00
X-D	10/01/23 - 10/30/23	30	0.00	39,265.90	0.00	39,265.90	0.00	0.00	0.00	39,265.90	0.00
X-E	10/01/23 - 10/30/23	30	0.00	18,815.34	0.00	18,815.34	0.00	0.00	0.00	18,815.34	0.00
X-F	10/01/23 - 10/30/23	30	0.00	8,180.86	0.00	8,180.86	0.00	0.00	0.00	8,180.86	0.00
X-G	10/01/23 - 10/30/23	30	0.00	23,433.42	0.00	23,433.42	0.00	0.00	0.00	23,433.42	0.00
A-S	10/01/23 - 10/30/23	30	0.00	158,981.39	0.00	158,981.39	0.00	0.00	0.00	158,981.39	0.00
B	10/01/23 - 10/30/23	30	0.00	134,974.77	0.00	134,974.77	0.00	0.00	0.00	134,974.77	0.00
C	10/01/23 - 10/30/23	30	0.00	150,158.53	0.00	150,158.53	0.00	0.00	0.00	150,158.53	0.00
D	10/01/23 - 10/30/23	30	0.00	136,526.16	0.00	136,526.16	0.00	0.00	0.00	136,526.16	0.00
E	10/01/23 - 10/30/23	30	0.00	65,420.28	0.00	65,420.28	0.00	0.00	0.00	65,420.28	0.00
F	10/01/23 - 10/30/23	30	0.00	28,444.56	0.00	28,444.56	0.00	0.00	0.00	28,444.56	0.00
G	10/01/23 - 10/30/23	30	689,138.21	81,477.17	0.00	81,477.17	28,772.99	0.00	0.00	52,704.18	719,813.22
Totals			689,138.21	2,517,596.97	0.00	2,517,596.97	28,772.99	0.00	0.00	2,488,823.98	719,813.22

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,268,836.82
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,527,458.84	Master Servicing Fee	3,050.16
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,441.04
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	305.02
ARD Interest	0.00	Operating Advisor Fee	1,693.54
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	372.12
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,527,458.84	Total Fees	9,861.88

Principal		Expenses/Reimbursements
Scheduled Principal	780,012.84	Reimbursement for Interest on Advances	437.84
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	20,733.76
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	7,601.39
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	780,012.84	Total Expenses/Reimbursements	28,772.99

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,488,823.98
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	780,012.84
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,268,836.82
Total Funds Collected	3,307,471.68	Total Funds Distributed	3,307,471.69

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	708,424,787.85	708,424,787.85	Beginning Certificate Balance	708,424,787.85
(-) Scheduled Principal Collections	780,012.84	780,012.84	(-) Principal Distributions	780,012.84
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	707,644,775.01	707,644,775.01	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	709,358,491.40	709,358,491.40	Ending Certificate Balance	707,644,775.01
Ending Actual Collateral Balance	708,597,988.49	708,597,988.49

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.26%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	14	40,984,975.90	5.79%	36	4.5529	1.669197	1.30 or less	11	199,401,050.15	28.18%	36	4.3150	1.014941
5,000,001 to 10,000,000	9	68,281,369.45	9.65%	36	4.4913	2.111491	1.31 to 1.40	2	31,034,079.84	4.39%	36	4.6233	1.330000
10,000,001 to 15,000,000	6	77,146,355.85	10.90%	36	4.3401	1.733894	1.41 to 1.50	4	85,003,530.74	12.01%	36	4.1897	1.445227
15,000,001 to 20,000.000	5	83,605,178.75	11.81%	36	4.3353	1.706886	1.51 to 1.60	2	26,444,748.02	3.74%	36	4.4593	1.554628
20,000,001 to 35,000,000	5	156,657,121.40	22.14%	36	4.3676	1.539000	1.61 to 1.80	4	58,176,886.82	8.22%	36	3.8294	1.680862
35,000,001 to 50,000,000	2	82,750,000.00	11.69%	34	3.3001	2.476465	1.81 to 2.00	3	25,989,416.15	3.67%	37	4.4239	1.946251
50,000,001 or greater	3	198,219,773.66	28.01%	36	3.9545	1.709879	2.01 to 2.25	9	94,555,543.31	13.36%	36	4.6307	2.093048
Totals	44	707,644,775.01	100.00%	36	4.1429	1.800353	2.26 to 2.50	1	37,250,000.00	5.26%	35	3.1170	2.350000
							2.51 to 3.00	4	66,277,205.08	9.37%	34	3.7286	2.598929
							3.01 or greater	4	83,512,314.90	11.80%	36	3.7707	3.117237
							Totals	44	707,644,775.01	100.00%	36	4.1429	1.800353
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Arizona	1	4,016,872.95	0.57%	36	3.7929	1.720000
							Lodging	7	80,959,651.95	11.44%	36	4.6937	1.858704
Arkansas	4	16,281,892.97	2.30%	36	4.7450	1.570000
							Mixed Use	3	88,179,963.09	12.46%	36	4.1565	0.903599
California	13	113,178,112.14	15.99%	36	4.1536	1.532849
							Mobile Home Park	1	3,113,997.76	0.44%	35	4.4310	1.250000
Colorado	1	6,815,596.63	0.96%	36	4.6540	1.700000
							Multi-Family	16	66,046,988.70	9.33%	36	4.4658	1.902128
Connecticut	7	39,457,077.11	5.58%	36	4.4758	1.603614
							Office	4	136,460,828.11	19.28%	36	3.5357	2.691373
Florida	4	86,198,105.92	12.18%	35	4.0080	2.392100
							Retail	32	291,537,440.27	41.20%	35	4.2250	1.616571
Georgia	5	86,788,346.08	12.26%	36	3.7638	2.975598
							Self Storage	11	41,345,905.11	5.84%	36	3.9234	1.832602
Hawaii	1	7,725,379.90	1.09%	36	3.7929	1.720000
							Totals	74	707,644,775.01	100.00%	36	4.1429	1.800353
Illinois	1	1,771,309.29	0.25%	36	5.0300	3.520000
Indiana	1	3,113,997.76	0.44%	35	4.4310	1.250000
Iowa	1	2,093,642.87	0.30%	36	3.7929	1.720000
Michigan	1	2,231,596.08	0.32%	36	3.7929	1.720000
Nevada	2	10,489,556.94	1.48%	36	4.2691	2.706390
New Jersey	1	37,250,000.00	5.26%	35	3.1170	2.350000
New York	2	89,098,347.75	12.59%	36	4.2065	0.985602
Ohio	6	23,697,728.90	3.35%	35	3.7724	1.556985
Oklahoma	9	21,713,360.89	3.07%	36	4.3058	1.464970
Oregon	1	13,556,404.36	1.92%	36	4.8640	0.790000
Pennsylvania	4	3,722,465.68	0.53%	36	4.8100	1.330000
Tennessee	3	68,678,488.89	9.71%	36	4.1313	1.461230
Texas	3	41,264,093.54	5.83%	35	4.9270	1.208391
Washington	3	28,502,398.34	4.03%	36	4.5888	2.090000
Totals	74	707,644,775.01	100.00%	36	4.1429	1.800353

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.0000% or less	7	264,088,980.72	37.32%	35	3.6363	2.278271	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	21	260,664,831.07	36.84%	36	4.2093	1.412626	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% or greater	16	182,890,963.22	25.85%	36	4.7799	1.662860	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	707,644,775.01	100.00%	36	4.1429	1.800353	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	44	707,644,775.01	100.00%	36	4.1429	1.800353
								Totals	44	707,644,775.01	100.00%	36	4.1429	1.800353
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	44	707,644,775.01	100.00%	36	4.1429	1.800353	Interest Only	5	242,750,000.00	34.30%	35	3.7148	2.152533
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	39	464,894,775.01	65.70%	36	4.3665	1.616458
	Totals	44	707,644,775.01	100.00%	36	4.1429	1.800353	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	707,644,775.01	100.00%	36	4.1429	1.800353
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		5	92,955,434.48	13.14%	36	4.3633	1.605428			No outstanding loans in this group
	12 months or less	39	614,689,340.53	86.86%	36	4.1096	1.829830
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	707,644,775.01	100.00%	36	4.1429	1.800353
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
01A1	30297935	MU	New York	NY	Actual/360	4.127%	284,270.00	0.00	0.00	N/A	11/06/26	--	80,000,000.00	80,000,000.00	10/06/23
02A1	30311892	OF	Atlanta	GA	Actual/360	3.732%	210,495.17	0.00	0.00	N/A	11/05/26	--	65,500,000.00	65,500,000.00	11/05/23
02A4	30311895	OF	Atlanta	GA	Actual/360	3.732%	46,598.17	0.00	0.00	N/A	11/05/26	--	14,500,000.00	14,500,000.00	11/05/23
03A1	30311896	RT	Memphis	TN	Actual/360	4.146%	117,497.84	0.00	0.00	N/A	11/01/26	--	32,911,022.95	32,911,022.95	11/01/23
03A3	30311898	RT	Memphis	TN	Actual/360	4.146%	117,497.84	0.00	0.00	N/A	11/01/26	--	32,911,022.95	32,911,022.95	11/01/23
04A1	30311904	RT	Lake Forest	CA	Actual/360	3.970%	180,602.97	109,566.33	0.00	N/A	11/01/26	--	52,829,339.99	52,719,773.66	11/01/23
05A1	30297646	RT	Miami	FL	Actual/360	3.450%	135,172.92	0.00	0.00	N/A	09/01/26	--	45,500,000.00	45,500,000.00	11/01/23
06A1	30311888	RT	Houston	TX	Actual/360	4.987%	15,911.85	5,529.25	0.00	N/A	10/06/26	--	3,705,289.57	3,699,760.32	11/06/23
06A4	30311923	RT	Houston	TX	Actual/360	4.987%	139,228.71	48,380.88	0.00	N/A	10/06/26	--	32,421,285.99	32,372,905.11	10/06/23
07A3	30311889	OF	Jersey City	NJ	Actual/360	3.117%	99,982.10	0.00	0.00	N/A	10/11/26	--	37,250,000.00	37,250,000.00	10/11/23
8	30297859	SS	Various	Various	Actual/360	3.793%	96,347.58	90,820.81	0.00	11/06/26	11/06/41	--	29,499,199.76	29,408,378.95	11/06/23
10	30297907	LO	Daytona Beach Shores FL		Actual/360	4.761%	119,330.70	53,031.79	0.00	N/A	11/06/26	--	29,106,823.23	29,053,791.44	11/06/23
11A1	30297885	RT	Federal Way	WA	Actual/360	4.589%	62,494.83	29,660.72	0.00	N/A	11/06/26	--	15,815,603.56	15,785,942.84	11/06/23
11A3	30297887	RT	Federal Way	WA	Actual/360	4.589%	34,719.35	16,478.17	0.00	N/A	11/06/26	--	8,786,447.22	8,769,969.05	11/06/23
11A4	30297888	RT	Federal Way	WA	Actual/360	4.589%	15,623.71	7,415.17	0.00	N/A	11/06/26	--	3,953,901.62	3,946,486.45	11/06/23
13	30311891	OF	Columbus	OH	Actual/360	3.530%	58,491.80	31,652.40	0.00	N/A	10/07/26	--	19,242,480.51	19,210,828.11	11/07/23
14	30311907	LO	Various	CT	Actual/360	4.517%	63,252.35	30,671.39	0.00	N/A	12/01/26	--	16,261,754.10	16,231,082.71	11/01/23
15	30297899	MF	Various	AR	Actual/360	4.745%	66,649.12	29,799.89	0.00	N/A	11/06/26	--	16,311,692.87	16,281,892.98	04/06/21
16	30311908	Various West Hartford		CT	Actual/360	4.450%	61,773.05	25,118.44	0.00	N/A	11/01/26	--	16,120,550.55	16,095,432.11	11/01/23
17	30297878	RT	Various	Various	Actual/360	4.810%	61,971.81	23,362.24	0.00	11/05/26	05/05/28	--	14,962,009.97	14,938,647.73	11/05/23
18	30297941	LO	Hillsboro	OR	Actual/360	4.864%	56,934.29	36,778.45	0.00	N/A	11/06/26	--	13,593,182.81	13,556,404.36	11/06/23
19	30311909	SS	San Diego	CA	Actual/360	4.245%	43,712.28	20,693.51	0.00	N/A	11/01/26	--	11,958,219.68	11,937,526.17	11/01/23
20	30297579	RT	Riverside	CA	Actual/360	4.280%	44,477.86	17,234.36	0.00	N/A	09/05/26	--	12,068,156.91	12,050,922.55	11/05/23
21	30297820	RT	Yukon	OK	Actual/360	4.002%	35,090.93	21,015.53	0.00	N/A	11/06/26	--	10,183,870.57	10,162,855.04	11/06/23
22	30297705	LO	Stuart	FL	Actual/360	4.420%	36,576.28	18,637.45	0.00	N/A	10/05/26	--	9,609,883.53	9,591,246.08	11/05/23
23	30297893	LO	Lawrence	NY	Actual/360	4.910%	38,536.77	16,190.70	0.00	N/A	11/05/26	--	9,114,538.45	9,098,347.75	11/05/23
24	30311910	MF	Las Vegas	NV	Actual/360	4.269%	32,224.86	17,327.54	0.00	N/A	11/06/26	--	8,765,878.87	8,748,551.33	11/06/23
25	30311911	MF	Lancaster	CA	Actual/360	4.269%	27,735.82	14,913.76	0.00	N/A	11/06/26	--	7,544,761.20	7,529,847.44	11/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	30311912	RT	Hamden	CT	Actual/360	4.440%	27,308.15	11,935.72	0.00	N/A	11/01/26	--	7,142,498.01	7,130,562.29	11/01/23
27	30297914	RT	Broomfield	CO	Actual/360	4.654%	27,365.03	12,666.99	0.00	N/A	11/06/26	--	6,828,263.62	6,815,596.63	11/06/23
29	30311913	MF	Sherman	TX	Actual/360	4.510%	20,221.25	15,388.36	0.00	N/A	11/01/26	--	5,206,816.47	5,191,428.11	11/01/23
30	30311914	MF	Avenal	CA	Actual/360	4.269%	19,912.07	10,706.88	0.00	N/A	11/06/26	--	5,416,527.65	5,405,820.77	11/06/23
31	30311915	MF	Los Angeles	CA	Actual/360	4.269%	16,032.27	8,620.67	0.00	N/A	11/06/26	--	4,361,133.34	4,352,512.67	11/06/23
32	30311916	MF	Van Nuys	CA	Actual/360	4.269%	13,306.78	7,155.16	0.00	N/A	11/06/26	--	3,619,740.67	3,612,585.51	11/06/23
33	30297821	LO	Brunswick	GA	Actual/360	4.478%	13,259.18	9,756.08	0.00	N/A	11/06/26	--	3,438,535.69	3,428,779.61	11/06/23
34	30297828	MF	Rancho Cordova	CA	Actual/360	5.500%	15,376.46	4,439.38	0.00	N/A	11/05/26	--	3,246,643.44	3,242,204.06	11/05/23
35	30297814	MH	Fort Wayne	IN	Actual/360	4.431%	11,901.75	5,249.26	0.00	N/A	10/06/26	--	3,119,247.02	3,113,997.76	11/06/23
36	30311917	MF	Northridge	CA	Actual/360	4.269%	10,100.33	5,431.02	0.00	N/A	11/06/26	--	2,747,514.15	2,742,083.13	11/06/23
37	30311918	MF	Hemet	CA	Actual/360	4.269%	8,978.07	4,827.57	0.00	N/A	11/06/26	--	2,442,235.24	2,437,407.67	11/06/23
38	30311919	MF	Van Nuys	CA	Actual/360	4.269%	8,817.75	4,741.36	0.00	N/A	11/06/26	--	2,398,624.01	2,393,882.65	11/06/23
39	30311920	MF	Lancaster	CA	Actual/360	4.269%	8,721.55	4,689.65	0.00	N/A	11/06/26	--	2,372,456.43	2,367,766.78	11/06/23
40	30311921	RT	Tulsa	OK	Actual/360	4.810%	8,858.73	3,590.17	0.00	N/A	11/01/26	--	2,138,784.56	2,135,194.39	11/01/23
41	30297915	RT	Chicago	IL	Actual/360	5.030%	7,685.60	3,087.53	0.00	N/A	11/06/26	--	1,774,396.82	1,771,309.29	11/06/23
42	30311922	MF	Las Vegas	NV	Actual/360	4.269%	6,412.91	3,448.26	0.00	N/A	11/06/26	--	1,744,453.87	1,741,005.61	11/06/23
Totals							2,527,458.84	780,012.84	0.00				708,424,787.85	707,644,775.01
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	14,847,624.60	8,326,439.70	01/01/23	06/30/23	--	0.00	0.00	283,925.56	283,925.56	0.00	0.00
02A1	20,778,911.83	23,086,261.72	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
02A4	20,778,911.83	23,086,261.72	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
03A1	11,427,655.75	10,560,183.96	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
03A3	11,427,655.75	10,560,183.96	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
04A1	7,609,281.00	7,559,758.40	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
05A1	12,426,697.56	14,320,343.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
06A1	5,729,316.69	5,999,935.38	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
06A4	5,729,316.69	5,999,935.38	01/01/23	06/30/23	--	0.00	0.00	187,469.99	187,469.99	0.00	0.00
07A3	21,611,986.88	0.00	01/01/23	06/30/23	--	0.00	0.00	99,821.72	99,821.72	0.00	0.00
8	5,410,446.89	5,198,016.75	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,152,010.73	4,978,472.76	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1	4,987,347.89	5,136,154.94	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11A3	4,987,347.89	5,136,154.94	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4	4,987,347.89	5,136,154.94	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	8,765,955.80	13,476,742.98	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	11/13/23	0.00	0.00	96,229.05	2,987,722.18	194,144.91	0.00
16	1,600,742.34	1,391,038.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,423,212.45	1,490,560.16	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,277,895.64	1,027,871.39	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,643,777.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,097,573.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,555,536.08	1,292,921.48	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,651,519.55	1,939,367.77	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,682,207.06	1,568,021.72	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,561,985.61	1,611,944.08	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,054,350.33	1,121,005.29	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	532,332.19	698,216.01	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	861,958.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	872,035.83	975,261.40	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	645,020.56	739,546.23	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	588,735.57	588,362.08	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	234,872.71	268,871.35	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	356,010.32	0.00	--	--	--	0.00	0.00	0.00	0.00	539.93	0.00
34	493,474.21	503,764.37	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	270,884.42	269,539.90	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	383,122.36	325,119.71	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	296,831.25	489,785.64	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	188,820.72	96,848.03	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	224,862.05	189,413.04	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	230,476.88	195,299.97	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	453,462.27	502,900.84	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	335,160.16	380,288.64	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	187,174,674.93	166,226,948.23				0.00	0.00	667,446.32	3,558,939.45	194,684.84	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/17/23	0	0.00	0	0.00	1	16,281,892.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.142912%	4.126745%	36
10/17/23	0	0.00	0	0.00	1	16,311,692.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.143155%	4.126989%	37
09/15/23	0	0.00	1	80,000,000.00	1	16,343,516.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.143417%	4.127251%	38
08/17/23	1	80,000,000.00	0	0.00	1	16,373,066.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.143657%	4.127491%	39
07/17/23	1	16,355,077.89	0	0.00	1	16,402,494.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.143895%	4.127730%	40
06/16/23	0	0.00	0	0.00	1	16,433,961.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.144152%	4.127988%	41
05/17/23	0	0.00	0	0.00	1	16,463,142.34	0	0.00	0	0.00	1	80,000,000.00	0	0.00	0	0.00	4.144387%	4.128223%	42
04/17/23	0	0.00	0	0.00	1	16,494,369.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.144641%	4.128477%	43
03/17/23	0	0.00	0	0.00	1	16,523,305.10	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.144873%	4.128710%	44
02/17/23	0	0.00	0	0.00	1	16,558,643.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.145165%	4.129002%	45
01/18/23	0	0.00	0	0.00	1	16,587,317.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.145394%	4.129231%	46
12/16/22	0	0.00	0	0.00	1	16,615,874.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.145621%	4.129458%	47
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
01A1	30297935	10/06/23	0	B	283,925.56	283,925.56	0.00	80,000,000.00	09/06/23	98
06A4	30311923	10/06/23	0	B	187,469.99	187,469.99	0.00	32,421,285.99
07A3	30311889	10/11/23	0	B	99,821.72	99,821.72	0.00	37,250,000.00
15	30297899	04/06/21	30	6	96,229.05	2,987,722.18	902,559.33	17,186,725.58	08/25/20	2
Totals					667,446.32	3,558,939.45	902,559.33	166,858,011.57
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		647,066,666	630,784,773	16,281,893		0
37 - 48 Months		16,231,083	16,231,083	0		0
49 - 60 Months		14,938,648	14,938,648	0		0
> 60 Months		29,408,379	29,408,379	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-23	707,644,775	691,362,882	0	0	16,281,893	0
Oct-23	708,424,788	692,113,095	0	0	16,311,693	0
Sep-23	709,250,696	612,907,179	0	80,000,000	16,343,517	0
Aug-23	710,024,693	613,651,627	80,000,000	0	16,373,066	0
Jul-23	710,795,794	678,038,221	16,355,078	0	16,402,495	0
Jun-23	711,613,109	695,179,147	0	0	16,433,961	0
May-23	712,378,260	695,915,118	0	0	16,463,142	0
Apr-23	713,189,839	696,695,469	0	0	16,494,370	0
Mar-23	713,949,086	697,425,781	0	0	16,523,305	0
Feb-23	714,853,968	698,295,324	0	0	16,558,644	0
Jan-23	715,606,977	699,019,660	0	0	16,587,317	0
Dec-22	716,357,168	699,741,294	0	0	16,615,874	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
01A1	30297935	80,000,000.00	80,000,000.00	440,000,000.00	10/01/16	7,757,922.70	0.86000	06/30/23	11/06/26	I/O
15	30297899	16,281,892.98	17,186,725.58		--	1,935,672.68	1.57000	--	11/06/26	275
Totals		96,281,892.98	97,186,725.58	440,000,000.00		9,693,595.38

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
01A1	30297935	MU	NY	09/06/23	98

11/13/2023 - Loan transferred to special servicing on September 6, 2023. The Special Servicer has sent a hello letter and a pre-negotiation letter. The special servicer has engaged counsel and has received an executed pre-negotiation letter.

Discussions w ith the Borrower are ongoing at this time.

15	30297899	MF	AR	08/25/20	2
11/13/2023 - The Loan is currently in payment default. Special Servicer is pursuing a foreclosure strategy. Foreclosure litigation is ongoing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
01A1	30297935	80,000,000.00	4.12650%	80,000,000.00	4.12650%	8	07/02/20	07/02/20	08/04/20
01A1	30297935	0.00	4.12650%	0.00	4.12650%	8	04/19/23	04/19/23	05/02/23
03A1	30311896	32,415,881.62	4.14600%	32,415,881.62	4.14600%	10	12/31/20	05/01/20	02/02/21
03A3	30311898	32,415,881.62	4.14600%	32,415,881.62	4.14600%	10	12/31/20	05/01/20	02/02/21
06A1	30311888	3,884,921.17	4.98700%	3,884,921.17	4.98700%	10	12/06/20	12/06/20	02/09/21
06A4	30311923	33,993,061.10	4.98700%	33,993,061.10	4.98700%	10	12/06/20	12/06/20	02/09/21
14	30311907	0.00	4.51700%	0.00	4.51700%	8	01/18/22	01/18/22	06/23/22
18	30297941	15,016,819.38	4.86400%	15,016,819.38	4.86400%	10	08/18/21	06/30/20	08/18/21
21	30297820	10,973,713.63	4.00150%	10,973,713.63	4.00150%	8	08/07/20	08/07/20	08/11/20
22	30297705	0.00	4.42000%	0.00	4.42000%	8	02/18/22	12/16/21	02/18/22
41	30297915	1,873,919.75	5.03000%	1,873,919.75	5.03000%	8	12/15/20	12/15/20	02/04/21
Totals		210,574,198.27		210,574,198.27
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
28	30297485 05/17/21	6,776,931.02	10,700,000.00	5,700,046.00	316,446.02	5,700,046.00	5,383,599.98	1,393,331.04	0.00	1,246.48	1,392,084.56	19.20%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,776,931.02	10,700,000.00	5,700,046.00	316,446.02	5,700,046.00	5,383,599.98	1,393,331.04	0.00	1,246.48	1,392,084.56

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
28	30297485	06/16/23	0.00	0.00	1,392,084.56	0.00	0.00	2,689.72	0.00	0.00	1,396,020.76
		05/17/21	0.00	0.00	1,393,331.04	0.00	0.00	1,393,331.04	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	1,392,084.56	0.00	0.00	1,396,020.76	0.00	0.00	1,396,020.76

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
01A1	0.00	0.00	17,222.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
03A1	0.00	0.00	0.00	0.00	1,174.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
03A3	0.00	0.00	0.00	0.00	1,174.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
06A1	0.00	0.00	0.00	0.00	214.41	0.00	0.00	0.00	44.91	0.00	0.00	0.00
06A4	0.00	0.00	0.00	0.00	1,876.10	0.00	0.00	0.00	392.93	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	1,723.62	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	3,511.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	937.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	392.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	107.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	20,733.76	0.00	7,601.39	0.00	0.00	0.00	437.84	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		28,772.99

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Supplemental Notes
None

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